Appendix 1 Enel Chile Group Subsidiaries	12 Months Ended
Dec. 31, 2017
Disclosure Of Significant Investments In Subsidiaries [Abstract]
Appendix 1 Enel Chile Group Subsidiaries

APPENDIX 1 ENEL CHILE GROUP SUBSIDIARIES:

This appendix is part of Note 2.4, “Subsidiaries”.

It discloses the Group’s percentage of control in each company.

			Percentage of control at 12/31/2017			Percentage of control at 12/31/2016
Taxpayer ID No.	Company	Currency	Direct	Indirect	Total	Direct	Indirect	Total	Type of Relationship	Country	Activity
76.003.204-2	Central Eólica Canela S.A.	Chilean peso	-	-	-	—	75.00%	75.00%	Subsidiary	Chile	Promotion and development of renewable energy projects
96.800.570-7	Enel Distribución Chile S.A.	Chilean peso	99.09%	-	99.09%	99.08%	0.01%	99.09%	Subsidiary	Chile	Ownership interest in companies of any nature
96.783.910-8	Empresa Eléctrica de Colina Ltda.	Chilean peso	-	100.00%	100.00%	—	100.00%	100.00%	Subsidiary	Chile	Complete energy cycle and related supplies
96.504.980-0	Empresa Eléctrica Pehuenche S.A.	Chilean peso	-	92.65%	92.65%	—	92.65%	92.65%	Subsidiary	Chile	Complete electric energy cycle
91.081.000-6	Enel Generación Chile S.A.	Chilean peso	59.98%	-	59.98%	59.98%	—	59.98%	Subsidiary	Chile	Complete electric energy cycle
78.932.860-9	GasAtacama Chile S.A. (1)	Chilean peso	2.63%	97.37%	100.00%	2.63%	97.37%	100.00%	Subsidiary	Chile	Company management
78.952.420-3	Gasoducto Atacama Argentina S.A.	Chilean peso	-	100.00%	100.00%	—	100.00%	100.00%	Subsidiary	Chile	Natural gas exploitation and transportation
76.107.186-6	Servicios Informáticos e Inmobiliarios Ltda.	Chilean peso	-	-	-	99.00%	1.00%	100.00%	Subsidiary	Chile	Information Technology services
96.800.460-3	Luz Andes Ltda.	Chilean peso	-	100.00%	100.00%	—	100.00%	100.00%	Subsidiary	Chile	Energy and fuel transportation, distribution and sales
76.722.488-5	Empresa de Transmisión Chena S.A	Chilean peso	-	100.00%	100.00%	—	—	—	Subsidiary	Chile	Energy distribution
77.047.280-6	Sociedad Agrícola de Cameros Ltda.	Chilean peso	57.50%	-	57.50%	—	57.50%	57.50%	Subsidiary	Chile	Financial investments

(1)	On November 1, 2016, Compañia Eléctrica Tarapacá was merged in and with GasAtacama Chile S.A., being the latter the surviving company.